UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Ambrus Core Bond Fund
Institutional Class | TTRBX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$51	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Core Bond Fund returned 4.71% versus its index, the Bloomberg Intermediate Government/Credit Bond Index, which returned 4.01%, for outperformance of 0.70%. Outperformance was driven by positive attribution effects across asset allocation and security selection, with yield curve positioning detracting from performance.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
  The Fund benefited from active management between asset classes, as the Fund’s exposure to corporates and preferreds increased from a low of 43.5% in February 2025 to a high of 60.9% in June 2025 to take advantage of the distress in credit markets
  Security selection within corporate bonds contributed positively to performance, as the corporate bonds held by the Fund outperformed those held by the benchmark
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was underweight (relative to the benchmark) shorter maturity government bonds and overweight longer maturity government bonds
  During the reporting period, shorter maturity government bond yields declined, while longer maturity government bond yields increased
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Core Bond Fund’s Institutional Class vs. the Bloomberg U.S. Aggregate Bond Index and the Bloomberg Intermediate U.S. Government/Credit Bond Index.
Growth of $10,000
For the period September 6, 2022* through September 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	4.71%	5.05%*
Bloomberg U.S. Aggregate Bond Index	2.88%	3.38%**
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.01%	4.11%**
*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/ for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$494,711,448
Total number of portfolio holdings	162
Total advisory fee paid, net	$1,800,365
Portfolio turnover rate as of the end of the reporting period	71%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-core-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Core Bond Fund Institutional Class (TTRBX)
Annual Shareholder Report — September 30, 2025
TTRBX-09/25-AR

Ambrus Tax-Conscious
California Bond Fund
Institutional Class | TCCBX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$50	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious California Bond Fund returned 1.88% versus its index, the Bloomberg California Municipal Inter-Short (1-10 Year) Bond Index, which returned 3.28%, for underperformance of -1.40%. Underperformance was primarily driven by negative attribution effects from yield curve positioning and an overweight to callable bonds.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was overweight longer duration municipal bonds, (specifically within the 15-25 year maturity range) which underperformed shorter duration municipal bonds
  Over the reporting period, the AAA-rated 1-year municipal bond yields decreased by 21 basis points, while AAA-rated 20-year municipal bond yields rose by 75 basis points
  An overweight to callable bonds (relative to the index) also detracted from performance, as callable bonds underperformed bonds without call structures (“bullet” bonds) due to elevated interest rate volatility
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious California Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index and the Bloomberg California Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 3, 2022* through September 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	1.88%	3.89%*
Bloomberg Municipal Bond Index	1.39%	4.74%**
Bloomberg California Municipal Inter-Short (1-10 Year) Index	3.28%	4.10%**
*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/ for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$431,587,684
Total number of portfolio holdings	308
Total advisory fee paid, net	$1,449,985
Portfolio turnover rate as of the end of the reporting period	26%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious California Bond Fund Institutional Class (TCCBX)
Annual Shareholder Report — September 30, 2025
TCCBX-09/25-AR

Ambrus Tax-Conscious
National Bond Fund
Institutional Class | TCNBX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$51	0.50%
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious National Bond Fund returned 2.70% versus its index, the Bloomberg Municipal Inter-Short (1-10 Year) Bond Index, which returned 3.29%, for an underperformance of -0.59%.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was overweight longer duration municipal bonds, (specifically within the 15-25 year maturity range) which underperformed shorter duration municipal bonds
  Over the reporting period, the AAA-rated 1-year municipal bond yields decreased by 21 basis points, while AAA-rated 20-year municipal bond yields rose by 75 basis points
  An overweight to callable bonds (relative to the index) also detracted from performance, as callable bonds underperformed bonds without call structures (“bullet” bonds) due to elevated interest rate volatility
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious National Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index and the Bloomberg Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 3, 2022* through September 30, 2025
Average Annual Total Returns	1 Year	Since inception
Institutional Class	2.70%	4.27%*
Bloomberg Municipal Bond Index	1.39%	4.74%**
Bloomberg Municipal Inter-Short (1-10 Year) Index	3.29%	4.19%**
*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/ for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$404,045,744
Total number of portfolio holdings	329
Total advisory fee paid, net	$1,349,263
Portfolio turnover rate as of the end of the reporting period	26%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets:
Portfolio Composition
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious National Bond Fund Institutional Class (TCNBX)
Annual Shareholder Report — September 30, 2025
TCNBX-09/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $85,000 for the fiscal year ending September 30, 2025 and $99,545 for the fiscal year ending September 30, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
Annual Financials and Additional Information
September 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Portfolio of Investments
September 30, 2025
	Par Value	Value
CORPORATE BONDS — 43.7%
Communications — 0.5%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 560,513
Warnermedia Holdings, Inc., 4.279%, 3/15/32	2,033,000	1,865,278
		2,425,791
Consumer Discretionary — 7.5%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	1,021,551
Brunswick Corp., 2.40%, 8/18/31	3,000,000	2,609,765
Darden Restaurants, Inc., 6.30%, 10/10/33	1,925,000	2,085,940
Ford Motor Credit Co., LLC, 4.271%, 1/9/27	1,500,000	1,488,416
General Motors Financial Co., Inc., 5.634% (SOFR + 1.29%), 1/7/30(a)	1,500,000	1,494,955
Genuine Parts Co., 4.95%, 8/15/29	500,000	509,110
Genuine Parts Co., 1.875%, 11/1/30	500,000	439,906
Hasbro, Inc., 6.05%, 5/14/34	2,000,000	2,093,560
Hyatt Hotels Corp., 5.75%, 3/30/32	2,825,000	2,948,086
Hyundai Capital America, 5.40%, 1/8/31	1,000,000	1,031,808
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	2,005,401
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,448,149
Lennar Corp., 5.20%, 7/30/30	500,000	515,360
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,067,735
Masco Corp., 3.50%, 11/15/27	1,000,000	986,315
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,040,569
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,062,057
PVH Corp., 5.50%, 6/13/30	2,175,000	2,217,249
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,018,065
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,953,162
VF Corp., 6.00%, 10/15/33	2,500,000	2,403,695
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,869,762
		37,310,616
Consumer Staple Products — 0.9%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,130,808
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	706,952
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,299,841
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	527,066
		4,664,667
Energy — 2.7%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,059,123
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Devon Energy Corp., 5.20%, 9/15/34	$1,500,000	$ 1,494,458
Helmerich & Payne, Inc., 2.90%, 9/29/31	4,500,000	3,978,907
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,741,614
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,038,132
Tosco Corp., 7.80%, 1/1/27	500,000	520,715
Valero Energy Corp., 6.625%, 6/15/37	3,000,000	3,328,095
		13,161,044
Financials — 12.1%
American Financial Group, Inc., 5.00%, 9/23/35	1,525,000	1,494,957
AmSouth Bancorp, 6.75%, 11/1/25	600,000	600,716
Bank of America Corp., 5.518%, 10/25/35	5,000,000	5,122,360
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,022,984
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,565,095
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,228,593
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,727,425
Capital One Financial Corp., 7.964%, 11/2/34	2,000,000	2,366,254
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	2,000,000	2,081,618
Citadel LP, 6.00%, 1/23/30	1,000,000	1,039,973
Citibank NA, 5.57%, 4/30/34	2,000,000	2,122,174
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,052,787
First National of Nebraska, Inc., 7.25%, 6/15/35(b)	1,000,000	1,037,752
Fiserv, Inc., 5.45%, 3/15/34	500,000	517,079
FS KKR Capital Corp., 6.125%, 1/15/30	3,000,000	2,988,445
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,269,682
Goldman Sachs Group, Inc. (The), 6.026% (SOFR + 1.85%), 3/15/28(a)	500,000	508,773
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	1,006,649
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	4,000,000	4,483,344

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Jefferies Financial Group, Inc., 2.625%, 10/15/31	$1,000,000	$ 890,245
JPMorgan Chase & Co., 5.413% (SOFR + 1.18%), 2/24/28(a)	500,000	504,837
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,137,492
Morgan Stanley, 4.35%, 9/8/26	800,000	802,364
Northern Trust Corp., 3.375%, 5/8/32	919,000	900,090
PNC Bank NA, 4.20%, 11/1/25	1,000,000	999,554
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,446,746
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,043,540
Synchrony Financial, 2.875%, 10/28/31	3,325,000	2,946,657
Toronto-Dominion Bank (The), 6.35%, 10/31/85	500,000	501,232
US Bancorp, 4.653%, 2/1/29	1,000,000	1,011,282
Verisk Analytics, Inc., 4.50%, 8/15/30	1,675,000	1,681,080
Wells Fargo & Co., 3.584%, 5/22/28	300,000	297,399
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,062,491
Western Alliance Bancorp, 3.00%, 6/15/31	1,405,000	1,366,222
Zions Bancorp NA, 3.25%, 10/29/29	1,815,000	1,705,399
Zions Bancorp NA, 6.816%, 11/19/35	2,000,000	2,127,036
		59,660,326
Health Care — 2.7%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,000,000	3,681,902
GE HealthCare Technologies, Inc., 4.80%, 1/15/31	500,000	508,503
HCA, Inc., 5.45%, 4/1/31	1,000,000	1,040,134
Humana, Inc., 5.55%, 5/1/35	2,000,000	2,038,856
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	1,010,499
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,240,171
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,669,351
Viatris, Inc., 2.30%, 6/22/27	1,000,000	962,864
		13,152,280
Industrials — 5.4%
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	5,210,139
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Honeywell International, Inc., 1.75%, 9/1/31	$ 450,000	$ 390,094
IDEX Corp., 4.95%, 9/1/29	500,000	511,390
J Paul Getty Trust (The), 4.905%, 4/1/35	4,000,000	4,104,911
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,075,000	1,137,493
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,318,581
Paychex, Inc., 5.35%, 4/15/32	2,050,000	2,128,070
RTX Corp., 2.375%, 3/15/32	1,500,000	1,326,038
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	979,249
Ryder System, Inc., 5.375%, 3/15/29	500,000	518,326
Stanley Black & Decker, Inc., 2.30%, 3/15/30	4,981,000	4,537,719
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,615,840
United Airlines Pass Through Trust, 5.875%, 10/15/27	737,554	758,805
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,051,911
		26,588,566
Materials — 1.8%
Albemarle Corp., 5.05%, 6/1/32	3,349,000	3,309,887
Huntsman International, LLC, 2.95%, 6/15/31	5,575,000	4,706,173
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,061,448
		9,077,508
Real Estate — 1.7%
Americold Realty Operating Partnership LP, REIT, 5.60%, 5/15/32	1,000,000	1,013,086
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	931,469
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,041,132
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	886,290
Kilroy Realty LP, REIT, 2.50%, 11/15/32	3,700,000	3,078,299
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,348,264
		8,298,540

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 5.3%
Arrow Electronics, Inc., 5.875%, 4/10/34	$2,000,000	$ 2,097,452
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	5,175,000	5,437,415
Concentrix Corp., 6.85%, 8/2/33	3,039,000	3,151,251
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	891,416
Foundry JV Holdco, LLC, 6.30%, 1/25/39(b)	6,000,000	6,461,005
Intel Corp., 3.90%, 3/25/30	2,000,000	1,963,001
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,604,013
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,690,586
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,355,829
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	689,456
		26,341,424
Utilities — 3.1%
AES Corp. (The), 5.80%, 3/15/32	3,275,000	3,392,625
AES Corp. (The), 6.95%, 7/15/55	2,000,000	1,965,638
Dominion Energy, Inc., 6.625%, 5/15/55	3,575,000	3,712,455
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,147,216
Sempra, 5.40%, 8/1/26	2,000,000	2,018,106
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,527,164
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	512,470
		15,275,674
TOTAL CORPORATE BONDS (Cost $207,341,441)		215,956,436
U.S. TREASURY OBLIGATIONS — 32.4%
United States Treasury Bonds,
1.75%, 8/15/41	3,875,000	2,628,567
1.375%, 8/15/50	9,000,000	4,522,676
United States Treasury Floating Rate Notes, 4.143% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	50,250,000	50,250,865
United States Treasury Notes,
1.625%, 9/30/26	8,500,000	8,328,521
4.125%, 9/30/27	3,500,000	3,534,658
3.75%, 4/15/28	65,500,000	65,720,039
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
4.125%, 11/30/31	$10,500,000	$ 10,653,604
3.50%, 2/15/33	15,000,000	14,568,750
U.S. TREASURY OBLIGATIONS (Cost $159,683,637)		160,207,680
	Par Value/ Shares
PREFERREDS — 8.2%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27(c)	2,050,000	2,034,291
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,138,132
Financials — 7.4%
Bank of America Corp., 6.625%, 5/1/30	3,700,000	3,854,809
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26(c)	740,000	733,487
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,625,000	1,615,785
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(c)	13,500	347,895
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,299
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(c)	1,000,000	1,011,952
Citigroup, Inc., 4.00%, 12/10/25(c)	2,400,000	2,393,735
Citigroup, Inc., 7.625%, 11/15/28(c)	2,150,000	2,260,643
Citigroup, Inc., 6.75%, 2/15/30	2,835,000	2,887,246
Citigroup, Inc., 6.875%, 8/15/30(c)	1,850,000	1,908,405
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,462,847
KKR & Co., Inc., 6.875%, 6/1/65	100,000	2,595,000
Morgan Stanley, 6.875%, 1/15/26(c)	39,395	990,784
Northern Trust Corp., 4.60%, 10/1/26(c)	1,550,000	1,543,858
State Street Corp., 5.35%, 3/15/26(c)	20,000	465,200
State Street Corp., 6.70%, 9/15/29	1,000,000	1,045,864
State Street Corp., 6.45%, 9/15/30	2,800,000	2,892,254
Wells Fargo & Co., 3.90%, 3/15/26(c)	300,000	297,432
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,684,630
		36,536,125
TOTAL PREFERREDS (Cost $38,939,863)		40,708,548

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
September 30, 2025
	Par Value	Value
ASSET-BACKED SECURITIES — 7.8%
Fannie Mae Pool, 6.00%, 5/1/53	$ 689,504	$ 709,109
Fannie Mae Pool, 7.00%, 7/1/54	2,918,891	3,069,297
Fannie Mae Pool, 6.00%, 8/1/54	4,018,971	4,118,511
Freddie Mac Pool, 6.50%, 12/1/53	3,990,239	4,148,175
Freddie Mac Pool, 6.00%, 6/1/54	8,077,424	8,261,610
Freddie Mac Pool, 7.00%, 7/1/54	1,898,186	1,993,695
Ginnie Mae II Pool, 7.00%, 4/20/54	4,352,430	4,500,515
Ginnie Mae II Pool, 6.50%, 7/20/54	6,623,119	6,817,119
Ginnie Mae II Pool, 6.00%, 2/20/55	5,022,448	5,114,485
TOTAL ASSET-BACKED SECURITIES (Cost $38,369,796)		38,732,516
MUNICIPAL BONDS — 0.6%
California — 0.4%
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	2,000,000	2,107,402
Michigan — 0.2%
Detroit GO, Series B, 3.11%, 4/1/28	1,000,000	969,652
TOTAL MUNICIPAL BONDS (Cost $3,035,528)		3,077,054
	Number of Shares
EXCHANGE TRADED FUNDS — 4.7%
iShares 0-5 Year TIPS Bond ETF	150,000	15,504,000
SPDR Portfolio High Yield Bond ETF	320,000	7,660,800
TOTAL EXCHANGE TRADED FUNDS (Cost $22,419,185)		23,164,800
SHORT-TERM INVESTMENT — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(d)	7,938,723	7,938,723

TOTAL SHORT-TERM INVESTMENT (Cost $7,938,723)		7,938,723

TOTAL INVESTMENTS - 99.0% (Cost $477,728,173)		489,785,757
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		4,925,691
NET ASSETS - 100.0%		$494,711,448

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2025, these securities amounted to $7,498,757 or 1.52% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Non-voting shares.
(d)	Rate disclosed is the 7-day yield at September 30, 2025.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipt
TIPS	Treasury Inflation-Protected Securities

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — 85.0%
California — 73.1%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,014,813
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	705,000	748,185
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.50%, 10/1/55	3,605,000	3,792,270
Anaheim Housing & Public Improvements Authority Revenue, Series B, Refunding, Callable 10/01/30 at 100, 5.25%, 10/1/47	1,785,000	1,865,615
Antioch Unified School District GO, Series B, OID, Callable 10/31/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	632,044
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AG Insured)	700,000	742,374
Azusa, Callable 09/01/28 at 100, 5.00%, 9/1/44, (AG Insured)	2,070,000	2,109,719
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 10/31/25 at 100, 3.00%, 10/1/27	25,000	25,007
Brea Water Utility Revenue, Refunding, Callable 07/01/29 at 100, 3.00%, 7/1/38	800,000	719,530
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	633,071
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(a)	2,965,000	3,149,851
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(a)	$ 500,000	$ 511,940
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	3,755,000	3,850,731
California Community Choice Financing Authority Revenue, Series E-1, Callable 12/01/30 at 100, 5.00%, 2/1/54(a)	1,775,000	1,910,525
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(a)	4,400,000	4,794,597
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(a)	2,000,000	2,169,582
California Community Choice Financing Authority Revenue , Callable 09/01/27 at 101, 4.00%, 10/1/52(a)	900,000	920,767
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(a)	4,000,000	4,314,716
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(a)	2,000,000	2,197,132
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(a)	3,000,000	3,177,994

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	$3,230,000	$ 3,264,423
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	70,495
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/53	4,545,000	4,564,715
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/42	260,000	260,976
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/47	25,000	25,026
California Educational Facilities Authority Revenue, Series U-7, 5.00%, 6/1/46	100,000	114,934
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,157,141
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	223,897
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,070
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	257,482
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,160
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 11/1/49	$2,840,000	$ 2,983,149
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,063,268
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	915,569
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,578,758
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	417,151
California Health Facilities Financing Authority Revenue, Series A, Callable 10/31/25 at 100, 4.00%, 10/1/28	100,000	100,096
California Health Facilities Financing Authority Revenue, Series A-2, Refunding, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	3,710,920
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,015,815
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,196,580
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,150,818
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	2,973,613

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	$4,555,000	$ 4,670,423
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,523
California Infrastructure & Economic Development Bank Revenue, Series B, Callable 11/01/34 at 100, 5.00%, 11/1/54	850,000	855,947
California Municipal Finance Authority, 4.00%, 9/1/30	95,000	95,621
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	513,456
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	748,790
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,154,992
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	522,462
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,030,465
California Municipal Finance Authority Revenue, Series A, 5.00%, 2/1/31	420,000	455,840
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(a)	1,250,000	1,251,994
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	$1,000,000	$ 1,016,516
California Municipal Finance Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	500,000	514,231
California Municipal Finance Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/42	2,040,000	2,041,658
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	1,840,000	1,869,544
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 10/21/25 at 100, 4.00%, 10/1/40	1,125,000	1,124,956
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,150,000	3,304,162
California School Finance Authority Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/42(b)	125,000	123,067
California School Finance Authority Revenue, Series A, Callable 07/01/27 at 100, 5.00%, 7/1/37(b)	25,000	25,355
California State GO, 5.00%, 8/1/26(c)	4,120,000	4,212,605
California State GO, Callable 08/01/35 at 100, 5.00%, 8/1/44(c)	400,000	432,929
California State GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/35	1,000,000	1,003,212
California State GO, Refunding, Callable 10/31/25 at 100, 4.00%, 11/1/44	1,000,000	967,604

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State GO, Refunding, Callable 10/31/25 at 100, 5.00%, 8/1/45	$ 500,000	$ 500,425
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,569,776
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	536,786
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/43	965,000	966,939
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	1,954,787
California State University Revenue, Series A, Unrefunded portion, Callable 11/01/25 at 100, 5.00%, 11/1/43	35,000	35,004
California State University Revenue, Series A, Unrefunded portion, Callable 11/01/25 at 100, 5.00%, 11/1/47	15,000	14,999
California Statewide Communities Development Authority Revenue, Callable 01/01/28 at 100, 5.00%, 1/1/48	5,485,000	5,551,496
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	312,923
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	104,601
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	165,861
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	$1,015,000	$ 1,015,748
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	588,447
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	151,805
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,824,934
City & County of San Francisco GO, Series C, 6.26%, 6/15/30	4,150,000	4,461,069
City & County of San Francisco Revenue, Series 2, Callable 08/01/28 at 100, 3.35%, 8/1/29(a)	1,015,000	1,029,775
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	53,477
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	105,168
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	587,035
Coachella Valley Unified School District, OID, Refunding, Callable 10/21/25 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,027
Coachella Valley Unified School District GO, OID, Refunding, Callable 10/21/25 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colusa Unified School District GO, Callable 10/31/25 at 100, 4.00%, 5/1/34, (AG Insured)	510,000	510,218

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	$ 140,000	$ 142,957
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	707,788
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	38,551
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	106,364
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	193,900
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	443,232
Downey Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.00%, 8/1/42, (AG Insured)	25,000	16,693
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	48,541
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	20,000	20,189
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	251,019
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,095,423
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AG Insured)	1,175,000	1,186,143
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, OID, Refunding, Callable 10/01/25 at 100, 4.00%, 10/1/40	$1,780,000	$ 1,780,000
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 10/21/25 at 100, 4.00%, 10/1/40	545,000	537,812
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,499,651
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	695,000	721,607
Fremont Unified School District/Alameda County GO, Series B, Callable 10/21/25 at 100, 4.00%, 8/1/40	1,875,000	1,874,927
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	780,000	725,268
Glendale Water Revenue, OID, Callable 10/31/25 at 100, 3.50%, 2/1/42	135,000	116,900
Golden State Tobacco Securitization Corp. Revenue, Refunding, Callable 12/01/31 at 100, 5.00%, 6/1/51	2,000,000	1,974,230
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.687%, 6/1/30	190,000	174,876

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Golden State Tobacco Securitization Corp. Revenue, Series A-1, Refunding, 2.787%, 6/1/31	$2,875,000	$ 2,596,178
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/47	1,435,000	1,449,834
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,009,104
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	550,000	537,318
Hesperia Public Financing Authority Revenue, OID, Callable 10/31/25 at 100, 3.625%, 10/1/42	225,000	192,139
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AG Insured)	900,000	953,663
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	932,432
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,522,724
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,809,963
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,287,148
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,026,663
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	98,458
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	$3,000,000	$ 3,144,247
Lemoore Union Elementary School District, OID, Callable 11/01/25 at 100, 3.00%, 5/1/40, (BAM Insured)	25,000	20,529
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	360,855
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	20,000	20,024
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	275,000	264,436
Los Angeles County Development Authority Revenue, Series C, Callable 09/01/28 at 100, 3.35%, 9/1/59(a)	1,123,000	1,137,405
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,081,772
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	150,511
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	435,298
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 10/31/25 at 100, 3.75%, 9/1/26, (AG Insured)	10,000	10,009

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	$2,000,000	$ 2,067,036
Los Angeles Department of Airports Revenue, Series E, Callable 11/15/28 at 100, 5.00%, 5/15/49	250,000	255,060
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	3,090,000	3,100,971
Los Angeles Department of Water & Power Revenue, Series B, Refunding, Callable 01/01/27 at 100, 5.25%, 7/1/39	2,200,000	2,231,501
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,755,577
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	3,250,000	3,265,023
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/49	540,000	557,871
Los Angeles Department of Water & Power Water System Revenue, Series D, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/39	795,000	852,353
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,248,822
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,054
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	$1,775,000	$ 1,802,972
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(a)	1,000,000	1,010,064
Los Angeles Municipal Improvement Corp. Revenue, Series B, Refunding, Callable 11/01/26 at 100, 5.00%, 11/1/36	375,000	381,325
Los Angeles Unified School District GO, Series A, Callable 10/31/25 at 100, 4.00%, 7/1/40	3,000,000	2,999,988
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,218,199
Los Angeles Unified School District GO, Series B-1, Callable 01/01/28 at 100, 5.25%, 7/1/42	870,000	894,676
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,000,000	959,354
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	550,357
Marin Healthcare District GO, Callable 10/31/25 at 100, 4.00%, 8/1/40	1,000,000	999,953
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,511,409
Modesto Irrigation District Revenue, Series A, Callable 10/01/33 at 100, 5.25%, 10/1/48	550,000	591,050

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Montebello Public Financing Authority Revenue, Series A, Callable 06/01/26 at 100, 5.00%, 6/1/46	$1,175,000	$ 1,178,006
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,097,068
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,856,957
Norco Community Redevelopment Agency Successor Agency, OID, Refunding, Callable 10/31/25 at 100, 3.25%, 3/1/28, (BAM Insured)	620,000	620,067
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	766,129
Oakdale Joint Unified School District GO, Series A, OID, Callable 08/01/35 at 100, 4.75%, 8/1/54	25,000	25,267
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,122,416
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AG Insured)	330,000	254,578
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,020,455
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	184,802
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	2,470,000	2,507,647
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/31/25 at 100, 3.75%, 10/1/31	$1,620,000	$ 1,620,715
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	329,271
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AG Insured)	100,000	102,183
Pittsburg Unified School District Financing Authority Revenue, Callable 09/01/28 at 100, 5.00%, 9/1/47, (AG Insured)	630,000	641,861
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	581,928
Pomona Revenue, Series BE, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	495,000	501,380
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 12/15/25 at 100, 5.00%, 6/15/28	2,190,000	2,201,400
Poway Unified School District Public Financing Authority, Series A, Refunding, Callable 09/01/32 at 100, 5.00%, 9/1/36	705,000	784,727
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/35	750,000	813,684
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/36	215,000	231,427

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/35	$ 745,000	$ 757,146
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	960,000	962,120
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,119,569
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AG Insured)	3,370,000	3,586,827
Riverside Community College District, Callable 10/21/25 at 100, 5.00%, 6/1/37	210,000	210,213
Riverside Community College District, Callable 10/21/25 at 100, 5.00%, 6/1/38	255,000	255,226
Riverside Community College District, Callable 10/21/25 at 100, 5.00%, 6/1/39	325,000	325,265
Riverside Community College District, Callable 10/21/25 at 100, 5.25%, 6/1/43	1,670,000	1,671,131
Riverside Community College District, Callable 10/21/25 at 100, 5.25%, 6/1/49	2,000,000	2,001,100
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	512,364
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41, (BAM Insured)	1,090,000	1,098,007
Riverside Electric Revenue, 7.455%, 10/1/30	2,065,000	2,234,290
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Unified School District, OID, Callable 09/01/31 at 103, 5.00%, 9/1/45	$ 415,000	$ 420,820
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AG Insured)	800,000	815,109
Roseville Joint Union High School District GO, Series C, Callable 02/01/27 at 100, 5.00%, 8/1/46	2,425,000	2,438,286
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	511,553
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,111,481
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	504,397
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/36	2,170,000	2,272,415
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/48	240,000	244,505
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	650,000	666,475
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	3,175,000	3,232,999
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,593,687

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	$1,170,000	$ 1,207,036
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,737,122
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,048,629
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(d)	2,750,000	1,982,818
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,789,009
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Refunding, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,102,262
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,828,709
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	2,025,000	2,069,556
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 10/31/25 at 100, 5.00%, 11/1/35	$ 115,000	$ 115,128
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/31/25 at 100, 4.00%, 10/1/39	1,875,000	1,868,110
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/31/25 at 100, 4.00%, 10/1/40	500,000	494,508
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 10/31/25 at 100, 4.00%, 10/1/46	2,650,000	2,487,323
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	151,897
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,199,707
San Jose Revenue, Series C, Callable 04/01/35 at 100, 3.90%, 10/1/35, (FNMA COLL Insured)	2,975,000	3,042,937
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,324,566
San Mateo Union High School District GO, Series D, Callable 09/01/33 at 100, 5.00%, 9/1/43(c)	975,000	1,057,889

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AG Insured)	$1,900,000	$ 1,945,466
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,129,532
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/50	765,000	788,380
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,600
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	572,509
Santa Monica Community College District GO, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	750,000	770,357
Santa Monica Public Financing Authority Revenue, Callable 07/01/27 at 100, 5.00%, 7/1/42	3,690,000	3,761,077
Santa Monica-Malibu Unified School District GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/50	2,175,000	2,278,263
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	430,000	455,858
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 10/31/25 at 100, 3.00%, 4/1/26, (AG Insured)	10,000	10,002
South Tahoe Public Utility District Water Revenue, Callable 08/01/34 at 100, 5.00%, 8/1/54	50,000	52,348
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Southern California Public Power Authority Revenue, Series A, 5.25%, 11/1/27	$ 380,000	$ 392,395
Southern California Water Replenishment District Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/48	250,000	254,779
Southern California Water Replenishment District Revenue, Refunding, Callable 10/21/25 at 100, 4.00%, 8/1/45	1,600,000	1,545,801
State of California GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	224,010
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,809,976
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,913,623
State of California GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	252,462
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,142,323
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,481,760
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.00%, 6/1/35	250,000	260,566
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	534,718
Travis Unified School District, Refunding, Callable 10/31/25 at 100, 5.00%, 9/1/29, (AG Insured)	20,000	20,042

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Turlock Irrigation District Revenue, Refunding, Callable 01/01/30 at 100, 5.00%, 1/1/41	$ 195,000	$ 204,548
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	745,000	762,303
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,645,696
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	2,930,000	3,072,044
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	797,343
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,416
Washington Township Health Care District GO, Series B, OID, Callable 10/21/25 at 100, 5.00%, 8/1/43	30,000	30,004
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,108
Washington Township Health Care District Revenue, Series A, Refunding, 5.00%, 7/1/28	350,000	368,685
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	826,142
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	359,760
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(d)	$ 570,000	$ 475,610
William S Hart Union High School District GO, Series C, OID, Callable 10/31/25 at 100, 3.50%, 8/1/38	480,000	465,667
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,498
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,624
		315,558,025
Connecticut — 1.2%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	671,773
Connecticut State Health & Educational Facilities Authority Revenue, Callable 10/21/25 at 100, 5.00%, 7/1/45	650,000	650,091
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 10/31/25 at 100, 5.00%, 7/1/45	1,500,000	1,500,276
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,507,556
		5,329,696
Illinois — 1.4%
Illinois Finance Authority Revenue, Refunding, Callable 10/31/25 at 100, 3.90%, 3/1/30	5,000,000	5,001,063

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	$ 400,000	$ 405,036
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	381,327
		5,787,426
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 10/21/25 at 100, 5.00%, 2/15/32	150,000	150,380
Michigan — 0.4%
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,501,357
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,194
Missouri — 0.9%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,523,771
Monarch-Chesterfield Levee District, Refunding, Callable 10/31/25 at 100, 5.00%, 3/1/40	1,385,000	1,385,477
		3,909,248
New Hampshire — 0.2%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	1,000,231
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — 0.2%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	$ 345,000	$ 351,222
New York City Housing Development Corp. Revenue, Series 2A, Callable 10/21/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	350,000	350,034
		701,256
Ohio — 1.5%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,800,000	1,802,491
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,599,451
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	1,100,000	1,104,849
		6,506,791
Oklahoma — 0.6%
University of Oklahoma/The Revenue, Series C, Callable 10/31/25 at 100, 5.00%, 7/1/38	2,610,000	2,612,484
Oregon — 0.3%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(d)	3,000,000	1,330,273
Pennsylvania — 1.9%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,206,788
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,600,000	1,620,831

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	$ 630,000	$ 634,778
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,634,589
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,160,889
		8,257,875
South Carolina — 0.7%
Orangeburg County Facilities Corp. Revenue, Refunding, Callable 12/01/27 at 100, 5.00%, 12/1/30	1,560,000	1,612,815
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,263,392
		2,876,207
Texas — 1.6%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,510,840
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,873,839
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	518,891
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,971,375
		6,874,945
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 1.0%
Bellevue GO, Refunding, Callable 10/21/25 at 100, 4.00%, 12/1/31	$2,315,000	$ 2,316,390
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	1,975,107
		4,291,497
TOTAL MUNICIPAL BONDS (Cost $368,873,398)		366,787,885
	Par Value/ Shares
PREFERREDS — 7.6%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27(e)	875,000	868,295
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,069,066
Financials — 7.2%
Bank of America Corp., 6.625%, 5/1/30	2,950,000	3,073,429
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26(e)	850,000	842,519
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	875,000	870,038
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(e)	13,250	341,452
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,299
Citigroup, Inc., 4.00%, 12/10/25(e)	1,850,000	1,845,171
Citigroup, Inc., 7.625%, 11/15/28(e)	1,550,000	1,629,766
Citigroup, Inc., 6.75%, 2/15/30	2,800,000	2,851,601
Citigroup, Inc., 6.875%, 8/15/30(e)	1,525,000	1,573,145
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,370,278
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,892,500
Morgan Stanley, 6.875%, 1/15/26(e)	41,519	1,044,203
Northern Trust Corp., 4.60%, 10/1/26(e)	1,700,000	1,693,263
State Street Corp., 5.35%, 3/15/26(e)	20,000	465,200
State Street Corp., 6.45%, 9/15/30	2,200,000	2,272,486

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Wells Fargo & Co., 3.90%, 3/15/26(e)	$ 350,000	$ 347,003
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,474,070
		31,130,423
TOTAL PREFERREDS (Cost $31,681,375)		33,067,784
	Par Value
U.S. TREASURY OBLIGATIONS — 4.9%
United States Treasury Floating Rate Notes, 4.143% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	21,000,000	21,000,362
U.S. TREASURY OBLIGATIONS (Cost $21,007,527)		21,000,362
CORPORATE BONDS — 0.5%
Financials — 0.4%
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,595,277
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	465,734
TOTAL CORPORATE BONDS (Cost $1,932,004)		2,061,011
	Number of Shares
EXCHANGE TRADED FUNDS — 1.1%
SPDR Portfolio High Yield Bond ETF	200,000	4,788,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,591,706)		4,788,000
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(f)	5,777,841	$ 5,777,841

TOTAL SHORT-TERM INVESTMENT (Cost $5,777,841)		5,777,841

TOTAL INVESTMENTS - 100.4% (Cost $433,863,851)		433,482,883
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,895,199)
NET ASSETS - 100.0%		$431,587,684

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2025, these securities amounted to $148,422 or 0.03% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Zero coupon bond.
(e)	Non-voting shares.
(f)	Rate disclosed is the 7-day yield at September 30, 2025.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
September 30, 2025
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — 82.7%
Alabama — 2.2%
Birmingham-Jefferson Civic Center Authority, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	$1,750,000	$ 1,762,125
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	1,000,000	1,017,507
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	2,150,000	2,346,093
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	850,000	864,559
Marshall County GO, 5.00%, 11/1/26	95,000	97,512
Marshall County GO, 5.00%, 11/1/27	105,000	110,340
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 07/01/28 at 101, 4.00%, 11/1/51(a)	1,665,000	1,706,626
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 6/1/31	525,000	535,863
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	513,103
		8,953,728
Arizona — 0.5%
Graham County Jail District Revenue, Callable 10/31/25 at 100, 5.00%, 7/1/35	1,000,000	1,000,894
Phoenix Civic Improvement Corp. Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/33	1,000,000	1,070,518
		2,071,412
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — 4.1%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	$2,000,000	$ 2,050,989
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,049,993
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	952,541
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, OID, Refunding, Callable 10/01/25 at 100, 4.00%, 10/1/40	845,000	845,000
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 10/21/25 at 100, 4.00%, 10/1/40	255,000	251,637
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,003,551
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	1,990,000	1,999,199
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,902,248
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,699,935
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AG Insured)	950,000	752,052

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	$1,115,000	$ 1,135,368
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,000,000	2,046,055
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	819,991
		16,508,559
Colorado — 3.0%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AG Insured)	700,000	708,924
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	750,000	774,990
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,830,000	1,853,322
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/26 at 100, 5.00%, 11/15/41	1,255,000	1,260,907
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	885,106
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	512,373
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,043,802
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado State, Callable 12/15/32 at 100, 6.00%, 12/15/41	$ 750,000	$ 854,033
Colorado State, Series A, Callable 12/15/28 at 100, 5.00%, 12/15/37	200,000	209,442
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	300,000	311,874
Park Creek Metropolitan District Revenue, Series A, Senior Series, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	255,447
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	264,018
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	315,792
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AG Insured)	520,000	550,109
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	261,755
		12,061,894
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 10/21/25 at 100, 5.00%, 7/1/45	500,000	500,070

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 10/31/25 at 100, 5.00%, 7/1/45	$2,460,000	$ 2,460,452
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/34	625,000	627,776
		3,588,298
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,568
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	307,665
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	80,889
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	181,965
		671,087
District of Columbia — 1.5%
District of Columbia GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	540,000	550,126
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,400,000	1,416,281
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	1,000,000	1,003,010
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	701,453
	Par Value	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — (Continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	$ 500,000	$ 515,345
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,033,896
		6,220,111
Florida — 3.9%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	583,689
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,040,651
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,508,246
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	451,264
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	200,601
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	235,843
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	710,000	716,204
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	414,406

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	$ 250,000	$ 247,240
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,007,203
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	1,415,000	1,424,654
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,431,696
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AG Insured)	570,000	608,447
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,187,132
Wildwood Utility Dependent District Revenue, Callable 10/01/31 at 100, 5.00%, 10/1/41, (BAM Insured)	795,000	836,950
		15,894,226
Hawaii — 0.9%
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/40	2,000,000	1,988,577
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,770,000
		3,758,577
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — 5.5%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	$ 745,000	$ 745,684
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	785,000	791,629
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,307,532
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.25%, 1/1/42	60,000	60,750
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	100,379
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	3,000,000	3,006,898
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,086,367
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AG Insured)	350,000	361,992
Illinois Finance Authority Revenue, Refunding, Callable 10/31/25 at 100, 3.90%, 3/1/30	2,000,000	2,000,425
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	607,554

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois Finance Authority Revenue, Series A, Refunding, Callable 08/15/31 at 100, 5.00%, 8/15/35	$1,190,000	$ 1,291,453
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	400,000	405,827
Illinois State GO, OID, Callable 05/01/30 at 100, 5.50%, 5/1/39	85,000	90,260
Illinois State Toll Highway Authority Revenue, Series A, Callable 01/01/28 at 100, 5.00%, 1/1/42	990,000	1,007,281
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	1,500,000	1,503,148
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	603,282
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AG Insured)	600,000	616,601
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	832,471
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AG Insured)	1,075,000	1,075,371
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	970,678
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	890,611
		22,356,193
Indiana — 1.4%
Indiana Finance Authority Revenue, Series A, Refunding, Callable 10/31/25 at 100, 5.00%, 2/1/31	305,000	305,373
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	$ 500,000	$ 504,711
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	1,000,000	1,021,557
Northern Indiana Commuter Transportation District Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/41	3,360,000	3,363,495
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	624,719
		5,819,855
Iowa — 0.7%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	228,464
Iowa Finance Authority Revenue, Series C, Refunding, Callable 10/21/25 at 100, 5.00%, 2/15/32	500,000	501,268
Iowa State Board of Regents Revenue, Refunding, Callable 09/01/29 at 100, 2.00%, 9/1/31	1,000,000	906,831
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,317,875
		2,954,438
Kansas — 1.1%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AG Insured)	380,000	391,241

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Kansas — (Continued)
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AG Insured)	$ 800,000	$ 821,831
University of Kansas Hospital Authority Revenue, Refunding, Callable 10/21/25 at 100, 5.00%, 9/1/33	500,000	500,453
University of Kansas Hospital Authority Revenue, Refunding, Callable 10/21/25 at 100, 5.00%, 9/1/45	2,500,000	2,500,682
		4,214,207
Louisiana — 0.2%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AG Insured)	815,000	817,406
Maine — 0.1%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	349,861
Maryland — 1.0%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,665,206
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,382,890
		4,048,096
Massachusetts — 1.6%
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,408,978
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/39	$3,500,000	$ 3,575,733
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,476,812
		6,461,523
Michigan — 2.8%
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AG Insured)	1,000,000	1,031,244
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/41	1,125,000	1,142,210
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	715,138
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	510,475
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,023,877
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	103,159
Michigan Finance Authority Revenue, Series B, Refunding, Callable 10/14/25 at 100, 5.00%, 7/1/34	855,000	855,718
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,001,809

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	$1,000,000	$ 1,005,522
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	518,310
Wayne County Airport Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/45	500,000	500,129
Wayne State University Revenue, Series A, Refunding, 5.00%, 11/15/26	680,000	698,035
		11,105,626
Minnesota — 0.4%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	141,850
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,194
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,529,699
		1,771,743
Mississippi — 0.8%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,004,619
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	847,465
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Mississippi — (Continued)
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	$ 350,000	$ 361,078
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/31/25 at 100, 5.00%, 10/15/34	915,000	915,862
		3,129,024
Missouri — 1.4%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,613
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,523,771
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	925,198
Monarch-Chesterfield Levee District, Refunding, Callable 10/31/25 at 100, 5.00%, 3/1/40	1,100,000	1,100,379
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	460,363
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AG Insured)	555,000	527,059
		5,577,383
Nebraska — 2.2%
Central Plains Energy Project Revenue, Series 1, Callable 07/01/29 at 100, 5.00%, 5/1/53(a)	2,100,000	2,233,276

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — (Continued)
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	$1,000,000	$ 1,071,767
Nebraska Public Power District Revenue, Series D, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,471,554
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	720,447
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	2,115,000	2,160,734
		8,657,778
Nevada — 1.4%
Clark County Department of Aviation Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/40	550,000	559,185
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,633,658
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	601,760
		5,794,603
New Hampshire — 0.5%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	1,000,231
New Hampshire Business Finance Authority Revenue, Series A, 5.00%, 8/1/31	305,000	331,928
New Hampshire Health and Education Facilities Authority Act Revenue, Refunding, Callable 10/31/25 at 100, 5.00%, 7/1/40	750,000	750,382
		2,082,541
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.5%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	$ 250,000	$ 257,502
Borough of South Plainfield, Series B, Refunding, 4.00%, 8/7/26	1,621,500	1,639,097
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AG Insured)	190,000	199,394
		2,095,993
New York — 8.4%
Berlin Central School District, 4.00%, 8/21/26, (ST AID WITHHLDG Insured)	10,000	10,089
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,195,000	1,235,828
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	4,165,000	4,222,235
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,000,251
Metropolitan Transportation Authority Revenue, Series 1, OID, Refunding, Callable 05/15/30 at 100, 5.00%, 11/15/50	1,500,000	1,512,881
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/25	15,000	15,036
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/32	165,000	168,645
Montgomery County, Refunding, 3.75%, 7/31/26	2,190,000	2,208,199

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Housing Development Corp. Revenue, Series 2A, Callable 10/21/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	$ 150,000	$ 150,015
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,550,000	1,607,160
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	385,000	395,097
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	939,578
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,501,987
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	101,214
New York GO, Series B, Callable 10/01/32 at 100, 5.25%, 10/1/39	700,000	765,264
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	1,000,000	1,051,462
New York State Dormitory Authority Revenue, OID, Callable 07/01/35 at 100, 5.00%, 7/1/45	3,000,000	3,019,519
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AG Insured)	2,500,000	2,732,023
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	381,344
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	$2,140,000	$ 2,209,850
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,920,968
Orange County GO, Series A, Callable 10/31/25 at 100, 2.00%, 6/15/26	15,000	14,886
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	1,000,000	1,015,886
Town of Ossining, Refunding, 3.75%, 7/30/26	1,749,344	1,763,734
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	2,000,000	2,025,090
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	1,100,000	1,108,601
		34,076,842
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	735,383
Ohio — 2.8%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	749,949
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	1,057,282
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	24,883

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	$2,000,000	$ 2,002,767
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,782,488
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	900,000	903,967
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	665,552
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	705,586
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,490
		11,482,964
Oklahoma — 0.8%
Lawton Industrial Development Authority Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/40	500,000	534,770
University of Oklahoma/The Revenue, Series C, Callable 10/31/25 at 100, 5.00%, 7/1/38	2,800,000	2,802,664
		3,337,434
Oregon — 0.9%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	529,793
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/41, (SCH BD GTY Insured)	$ 200,000	$ 217,741
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/42, (SCH BD GTY Insured)	200,000	215,770
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,101,910
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,420,626
		3,485,840
Pennsylvania — 8.0%
Abington School District GO, Series A, Callable 10/01/27 at 100, 4.00%, 10/1/39, (ST AID WITHHLDG Insured)	500,000	496,053
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	832,964
Allentown GO, Series A, OID, Callable 10/31/25 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,036,330
Commonwealth of Pennsylvania GO, 5.00%, 10/1/25	750,000	750,000
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	850,000	828,391

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Eastern Lebanon County School District GO, Refunding, Callable 11/15/30 at 100, 5.00%, 5/15/45, (BAM Insured)(c)	$ 475,000	$ 488,105
Erie Sewer Authority Revenue, Callable 12/01/33 at 100, 5.00%, 12/1/43, (BAM Insured)(c)	1,400,000	1,453,813
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/42, (ST AID WITHHLDG Insured)(c)	235,000	248,389
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/43, (ST AID WITHHLDG Insured)(c)	250,000	262,373
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/44, (ST AID WITHHLDG Insured)(c)	250,000	261,414
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/45, (ST AID WITHHLDG Insured)(c)	200,000	208,034
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AG ST AID WITHHLDG Insured)	230,000	243,506
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AG ST AID WITHHLDG Insured)	255,000	267,589
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AG ST AID WITHHLDG Insured)	100,000	104,231
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	750,000	768,783
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,061,491
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	$ 150,000	$ 150,022
Moon Area School District GO, Series B, Callable 11/15/33 at 100, 5.00%, 5/15/45, (ST AID WITHHLDG Insured)(c)	250,000	261,228
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,775,000	1,798,109
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AG Insured)	1,000,000	1,061,963
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	524,980
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	500,000	503,792
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	509,169
Pennsylvania Turnpike Commission Revenue, Series 2, Refunding, Callable 06/01/32 at 100, 5.00%, 12/1/45(a)	850,000	959,397
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	500,000	503,745
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	103,191

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AG Insured)	$2,165,000	$ 2,270,392
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,568,339
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	638,310
School District of Philadelphia/The GO, Series F, Unrefunded portion, Callable 09/01/26 at 100, 5.00%, 9/1/30, (ST AID WITHHLDG Insured)	5,960,000	6,051,835
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,017,274
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AG Insured)	1,135,000	1,187,727
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AG Insured)	350,000	361,578
Wilson School District GO, Series D, Refunding, Callable 05/15/33 at 100, 5.00%, 5/15/44, (ST AID WITHHLDG Insured)(c)	500,000	527,083
		32,314,601
South Carolina — 0.7%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,263,391
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	$1,000,000	$ 1,011,030
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/31/25 at 100, 2.00%, 10/1/26	355,000	351,537
		2,625,958
South Dakota — 0.4%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	451,781
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	251,954
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	252,637
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	252,277
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	507,138
		1,715,787

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — 4.4%
Knoxville Electric System Revenue, Series HH, Refunding, 3.10%, 7/1/27	$2,555,000	$ 2,578,276
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	494,446
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/40	775,000	778,396
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,240,981
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,111,755
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	3,695,000	3,730,653
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	4,015,000	4,139,674
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,011,165
Putnam County GO, OID, Refunding, Callable 10/21/25 at 100, 2.00%, 4/1/26	100,000	99,414
Shelby County Health Educational & Housing Facilities Board Revenue, Series B, Refunding, 5.00%, 9/1/44(a)	500,000	542,219
		17,726,979
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — 10.3%
Audubon Municipal Utility District No 1 GO, Callable 09/01/30 at 100, 5.00%, 9/1/42, (BAM Insured)	$ 505,000	$ 517,209
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	1,000,000	999,856
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,105,078
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,027,219
Chambers County Improvement District No 2 GO, OID, Callable 12/01/26 at 100, 2.125%, 12/1/31	500,000	447,290
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,235,632
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	1,007,206
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AG Insured)	600,000	606,130
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	102,180
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,014,453
Floresville Electric Light & Power System Revenue, Callable 08/15/28 at 100, 5.00%, 8/15/43	1,840,000	1,862,286
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 10/31/25 at 100, 3.50%, 9/1/34, (AG Insured)	530,000	519,113

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Fountainhead Municipal Utility District GO, Callable 10/31/25 at 100, 2.00%, 8/1/26, (NATL Insured)	$ 175,000	$ 172,849
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AG Insured)	100,000	89,067
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,001,172
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,062,706
Kaufman County Municipal Utility District No 14 GO, Callable 10/31/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	39,200
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	103,289
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	253,966
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,500,000	5,571,030
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 10/31/25 at 100, 3.00%, 2/15/27	25,000	25,005
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,006,609
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,007,696
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	$3,000,000	$ 3,054,414
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	1,001,246
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AG Insured)	205,000	212,571
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	518,891
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/29	4,750,000	5,059,234
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/32	1,050,000	1,143,105
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,971,375
		41,737,077
Utah — 1.3%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	1,000,000	1,013,363
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,082,365
		5,095,728
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	478,715

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 2.7%
Bellevue GO, Refunding, Callable 10/21/25 at 100, 4.00%, 12/1/31	$2,500,000	$ 2,501,501
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,216,695
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	2,962,661
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,175,802
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,600,000	1,607,733
Tacoma Electric System Revenue, Series A, Refunding, Callable 10/21/25 at 100, 4.00%, 1/1/42	1,000,000	949,792
Washington State GO, Series A, Callable 08/01/31 at 100, 5.00%, 8/1/43	340,000	356,564
		10,770,748
Wisconsin — 1.1%
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AG Insured)	505,000	402,144
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 10/31/25 at 100, 4.00%, 6/1/29	330,000	330,256
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	36,486
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	657,737
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	$2,000,000	$ 2,017,032
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	820,000	824,193
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	265,975
		4,533,823
Wyoming — 1.8%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,304,543
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,437,912
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,509,475
Wyoming Community Development Authority Revenue, Series 3, Callable 12/01/33 at 100, 6.25%, 12/1/55	2,500,000	2,812,615
		7,064,545
TOTAL MUNICIPAL BONDS (Cost $335,053,874)		334,146,586
	Par Value/ Shares
PREFERREDS — 8.9%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27(d)	1,175,000	1,165,996
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,069,066

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
September 30, 2025
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — 8.3%
Bank of America Corp., 6.625%, 5/1/30	$2,600,000	$ 2,708,785
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26(d)	1,410,000	1,397,590
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	696,030
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(d)	13,250	341,453
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,300
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(d)	1,000,000	1,011,952
Citigroup, Inc., 4.00%, 12/10/25(d)	2,725,000	2,717,887
Citigroup, Inc., 7.625%, 11/15/28(d)	1,750,000	1,840,058
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,935,015
Citigroup, Inc., 6.875%, 8/15/30(d)	1,400,000	1,444,198
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,395,686
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,892,500
Morgan Stanley, 6.875%, 1/15/26(d)	64,395	1,619,534
Northern Trust Corp., 4.60%, 10/1/26(d)	2,620,000	2,609,617
State Street Corp., 5.35%, 3/15/26(d)	25,000	581,500
State Street Corp., 6.45%, 9/15/30	2,100,000	2,169,191
Wells Fargo & Co., 3.90%, 3/15/26(d)	350,000	347,003
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,474,071
		33,726,370
TOTAL PREFERREDS (Cost $34,380,297)		35,961,432
	Par Value
CORPORATE BONDS — 2.3%
Consumer Discretionary — 0.4%
VF Corp., 6.00%, 10/15/33	1,500,000	1,442,217
Financials — 0.5%
Western Alliance Bancorp, 3.00%, 6/15/31	500,000	486,200
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,595,277
		2,081,477
Materials — 0.2%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	844,157
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	$ 500,000	$ 465,734
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	124,796
		590,530
Technology — 1.1%
Foundry JV Holdco, LLC, 6.30%, 1/25/39(e)	4,000,000	4,307,337
TOTAL CORPORATE BONDS (Cost $8,857,829)		9,265,718
ASSET-BACKED SECURITIES — 1.6%
Fannie Mae Pool, 6.00%, 5/1/53	1,017,839	1,046,780
Freddie Mac Pool, 7.00%, 7/1/54	1,542,276	1,619,877
Ginnie Mae II Pool, 6.50%, 7/20/54	3,641,625	3,748,294
TOTAL ASSET-BACKED SECURITIES (Cost $6,362,921)		6,414,951
U.S. TREASURY OBLIGATIONS — 1.4%
United States Treasury Floating Rate Notes, 4.143% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	5,950,000	5,950,102
U.S. TREASURY OBLIGATIONS (Cost $5,951,978)		5,950,102
	Number of Shares
EXCHANGE TRADED FUNDS — 1.3%
SPDR Portfolio High Yield Bond ETF	215,000	5,147,100
TOTAL EXCHANGE TRADED FUNDS (Cost $4,931,660)		5,147,100

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
September 30, 2025
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(f)	7,179,143	$ 7,179,143

TOTAL SHORT-TERM INVESTMENT (Cost $7,179,143)		7,179,143

TOTAL INVESTMENTS - 100.0% (Cost $402,717,702)		404,065,032
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(19,288)
NET ASSETS - 100.0%		$404,045,744

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Zero coupon bond.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Non-voting shares.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2025, these securities amounted to $4,307,337 or 1.07% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(f)	Rate disclosed is the 7-day yield at September 30, 2025.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Assets and Liabilities
September 30, 2025
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$489,785,757	$433,482,883	$404,065,032
Receivables:
Dividends and interest	5,029,278	5,450,868	4,682,873
Capital shares sold	1,940,801	25,653	358,854
Prepaid expenses and other assets	38,796	790	39,575
Total Assets	496,794,632	438,960,194	409,146,334
Liabilities
Payables:
Capital shares redeemed	1,820,219	1,428,612	1,176,279
Investment adviser	166,224	137,757	133,111
Administration and accounting fees	37,058	40,502	38,983
Audit fees	28,333	28,334	28,334
Due to custodian	6	7	—
Investments purchased	—	5,704,425	3,692,952
Distributions to shareholders	—	23	196
Accrued expenses	31,344	32,850	30,735
Total Liabilities	2,083,184	7,372,510	5,100,590
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$494,711,448	$431,587,684	$404,045,744
Net Assets Consisted of:
Capital stock, $0.01 par value	$488,823	$429,193	$399,553
Paid-in capital	482,484,699	432,374,624	402,511,828
Total distributable earnings/(loss)	11,737,926	(1,216,133)	1,134,363
Net Assets	$494,711,448	$431,587,684	$404,045,744
Institutional Class:
Net assets	$494,711,448	$431,587,684	$404,045,744
Shares outstanding	48,882,342	42,919,291	39,955,266
Net asset value, offering and redemption price per share	$10.12	$10.06	$10.11
Investments, at cost	$477,728,173	$433,863,851	$402,717,702
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Operations
For the Year Ended September 30, 2025
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Investment income
Interest	$20,685,405	$14,212,895	$13,893,032
Dividends	1,529,574	901,813	817,330
Total investment income	22,214,979	15,114,708	14,710,362
Expenses
Advisory fees(Note 2)	1,731,272	1,453,089	1,350,441
Administration and accounting fees(Note 2)	94,055	106,087	102,598
Trustees’ and officers’ fees(Note 2)	61,195	51,229	48,537
Transfer agent fees(Note 2)	43,558	73,524	39,485
Legal fees	40,012	34,079	32,978
Custodian fees(Note 2)	32,418	26,882	25,654
Audit fees	28,333	28,334	28,334
Printing fees	23,935	23,543	23,374
Registration and filing fees	15,467	428	15,467
Other expenses	24,751	22,270	22,361
Total expenses before recoupments, waivers and/or reimbursements	2,094,996	1,819,465	1,689,229
Less: recoupments, waivers and/or reimbursements(Note 2)	69,093	(3,104)	(1,178)
Net expenses after recoupments, waivers and/or reimbursements	2,164,089	1,816,361	1,688,051
Net investment income	20,050,890	13,298,347	13,022,311
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	649,761	(530,082)	411,345
Net change in unrealized appreciation/(depreciation) on investments	2,056,510	(4,222,485)	(3,065,740)
Net realized and unrealized gain/(loss) on investments	2,706,271	(4,752,567)	(2,654,395)
Net increase in net assets resulting from operations	$22,757,161	$8,545,780	$10,367,916
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase in net assets from operations:
Net investment income	$20,050,890	$11,915,488
Net realized gains from investments	649,761	583,168
Net change in unrealized appreciation on investments	2,056,510	12,469,508
Net increase in net assets resulting from operations	22,757,161	24,968,164
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(20,050,788)	(11,915,440)
Net decrease in net assets from dividends and distributions to shareholders	(20,050,788)	(11,915,440)
Increase in net assets derived from capital share transactions (Note 4)	141,225,567	177,794,967
Total increase in net assets	143,931,940	190,847,691
Net assets
Beginning of year	350,779,508	159,931,817
End of year	$494,711,448	$350,779,508
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
	Ambrus Tax-Conscious California Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$13,298,347	$7,998,785
Net realized gains/(losses) from investments	(530,082)	329,456
Net change in unrealized appreciation/(depreciation) on investments	(4,222,485)	6,844,728
Net increase in net assets resulting from operations	8,545,780	15,172,969
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(13,298,652)	(7,998,215)
Net decrease in net assets from dividends and distributions to shareholders	(13,298,652)	(7,998,215)
Increase in net assets derived from capital share transactions (Note 4)	140,451,189	153,295,161
Total increase in net assets	135,698,317	160,469,915
Net assets
Beginning of year	295,889,367	135,419,452
End of year	$431,587,684	$295,889,367
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
	Ambrus Tax-Conscious National Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$13,022,311	$9,444,042
Net realized gains from investments	411,345	486,525
Net change in unrealized appreciation/(depreciation) on investments	(3,065,740)	8,855,068
Net increase in net assets resulting from operations	10,367,916	18,785,635
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(13,021,982)	(9,444,362)
Net decrease in net assets from dividends and distributions to shareholders	(13,021,982)	(9,444,362)
Increase in net assets derived from capital share transactions (Note 4)	109,445,013	107,185,381
Total increase in net assets	106,790,947	116,526,654
Net assets
Beginning of year	297,254,797	180,728,143
End of year	$404,045,744	$297,254,797
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS CORE BOND FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$10.12	$9.62	$9.74	$10.00
Net investment income(1)	0.46	0.46	0.45	0.02
Net realized and unrealized gain/(loss) on investments	—	0.50	(0.13)	(0.26)
Total from investment operations	0.46	0.96	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.46)	(0.46)	(0.44)	(0.02)
Net asset value, end of year/period	$10.12	$10.12	$9.62	$9.74
Total investment return(2)	4.71%	10.20%	3.29%	(2.38)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$494,711	$350,780	$159,932	$4,880
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.48%	0.52%	0.70%	10.81%(3)
Ratio of net investment income to average net assets	4.63%	4.64%	4.63%	3.31%(3)
Portfolio turnover rate	71%	32%	107%	1%(5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.24	$9.84	$10.00
Net investment income(1)	0.37	0.37	0.36
Net realized and unrealized gain/(loss) on investments	(0.18)	0.41	(0.17)
Total from investment operations	0.19	0.78	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.37)	(0.38)	(0.35)
Net asset value, end of year/period	$10.06	$10.24	$9.84
Total investment return(2)	1.88%	8.00%	1.90%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$431,588	$295,889	$135,419
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.50%	0.54%	0.69%(3)
Ratio of net investment income to average net assets	3.66%	3.72%	3.58%(3)
Portfolio turnover rate	26%	39%	28%(5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.23	$9.81	$10.00
Net investment income(1)	0.39	0.39	0.38
Net realized and unrealized gain/(loss) on investments	(0.12)	0.43	(0.20)
Total from investment operations	0.27	0.82	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.39)	(0.40)	(0.37)
Net asset value, end of year/period	$10.11	$10.23	$9.81
Total investment return(2)	2.70%	8.45%	1.80%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$404,046	$297,255	$180,728
Ratio of expenses to average net assets	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without waivers(4)	0.50%	0.54%	0.65%(3)
Ratio of net investment income to average net assets	3.86%	3.92%	3.77%(3)
Portfolio turnover rate	26%	36%	32%(5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Notes to Financial Statements
September 30, 2025
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Funds. As of September 30, 2025, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of September 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 09/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$215,956,436	$—	$215,956,436	$—
U.S. Treasury Obligations	160,207,680	—	160,207,680	—
Preferreds
Financials	36,536,125	4,398,879	32,137,246	—
Consumer Discretionary	2,034,291	—	2,034,291	—
Energy	2,138,132	—	2,138,132	—
Asset-Backed Securities	38,732,516	—	38,732,516	—
Municipal Bonds	3,077,054	—	3,077,054	—
Exchange Traded Funds	23,164,800	23,164,800	—	—
Short-Term Investment	7,938,723	7,938,723	—	—
Total Assets	$489,785,757	$35,502,402	$454,283,355	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$366,787,885	$—	$366,787,885	$—
Preferreds
Financials	31,130,423	5,743,355	25,387,068	—
Consumer Discretionary	868,295	—	868,295	—
Energy	1,069,066	—	1,069,066	—

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Funds	Total Value at 09/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Obligations	$21,000,362	$—	$21,000,362	$—
Corporate Bonds	2,061,011	—	2,061,011	—
Exchange Traded Funds	4,788,000	4,788,000	—	—
Short-Term Investment	5,777,841	5,777,841	—	—
Total Assets	$433,482,883	$16,309,196	$417,173,687	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$334,146,586	$—	$334,146,586	$—
Preferreds
Financials	33,726,370	6,434,987	27,291,383	—
Consumer Discretionary	1,165,996	—	1,165,996	—
Energy	1,069,066	—	1,069,066	—
Corporate Bonds	9,265,718	—	9,265,718	—
Asset-Backed Securities	6,414,951	—	6,414,951	—
U.S. Treasury Obligations	5,950,102	—	5,950,102	—
Exchange Traded Funds	5,147,100	5,147,100	—	—
Short-Term Investment	7,179,143	7,179,143	—	—
Total Assets	$404,065,032	$18,761,230	$385,303,802	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the year ended September 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents, if any, include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These book to tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) through January 31, 2026. The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees approves their earlier termination.
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount.
During the year ended September 30, 2025, the Adviser recovered fees previously waived and reimbursed in prior fiscal years in the amount of $69,093 for the Ambrus Core Bond Fund.
For the year ended September 30, 2025, the amount of advisory fees earned, recouped and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee
Ambrus Core Bond Fund	$1,731,272	$69,093	$1,800,365
Ambrus Tax-Conscious California Bond Fund	1,453,089	(3,104)	1,449,985
Ambrus Tax-Conscious National Bond Fund	1,350,441	(1,178)	1,349,263

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
As of September 30, 2025, the amount of potential recovery was as follows:
	09/30/2026	09/30/2027	09/30/2028	Total
Ambrus Core Bond Fund	$90,755	$52,933	$—	$143,688
Ambrus Tax-Conscious California Bond Fund	118,425	90,206	3,104	211,735
Ambrus Tax-Conscious National Bond Fund	137,147	89,232	1,178	227,557
The Funds have not recorded a commitment or contingent liability at September 30, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY has the ability to recover fees waived in the prior fiscal year if a Fund terminates its agreements with BNY within three years of commencing operations. As of September 30, 2025, the amount of potential recovery was $30,571 and $23,908 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. The ability to recover such amounts previously waived expires on October 3, 2025 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and PFO, to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the year ended September 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$243,660,566	$219,391,107	$160,432,453	$59,155,242
Ambrus Tax-Conscious California Bond Fund	1,001,043	5,001,299	220,847,984	82,488,701
Ambrus Tax-Conscious National Bond Fund	9,283,415	11,353,397	173,169,295	72,330,590
4. Capital Share Transactions
For the year ended September 30, 2025 and the year ended September 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund:
Institutional Class
Sales	19,587,567	$195,058,561	20,765,247	$204,522,311
Reinvestments	2,006,639	20,050,788	1,208,509	11,915,440
Redemptions	(7,390,043)	(73,883,782)	(3,919,646)	(38,642,784)
Net increase	14,204,163	$141,225,567	18,054,110	$177,794,967

Ambrus Tax-Conscious California Bond Fund:
Institutional Class
Sales	21,253,677	$212,821,759	18,933,542	$191,103,167
Reinvestments	1,328,030	13,298,629	792,767	7,998,215
Redemptions	(8,550,334)	(85,669,199)	(4,604,427)	(45,806,221)
Net increase	14,031,373	$140,451,189	15,121,882	$153,295,161

Ambrus Tax-Conscious National Bond Fund:
Institutional Class
Sales	15,803,285	$158,823,874	13,494,135	$135,657,809
Reinvestments	1,294,459	13,021,786	938,699	9,444,362
Redemptions	(6,206,856)	(62,400,647)	(3,785,859)	(37,916,790)
Net increase	10,890,888	$109,445,013	10,646,975	$107,185,381

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences

AMBRUS FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. For the year ended September 30, 2025, there were no reclassifications for the Funds.
For the year ended September 30, 2025, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $20,050,788, $3,278,585 and $3,551,989 of ordinary income dividends and $0, $10,020,044 and $9,469,797 of tax-exempt income, respectively. For the year ended September 30, 2024, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $11,915,440, $3,100,524 and $3,652,011 of ordinary income dividends and $0, $4,897,691 and $5,792,351 of tax-exempt income, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2025, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Tax Exempt	Unrealized Appreciation/ (Depreciation)	Temporary Differences
Ambrus Core Bond Fund	$(211,355)	$102	$—	$11,949,179	$—
Ambrus Tax-Conscious California Bond Fund	(831,969)	—	301	(384,442)	(23)
Ambrus Tax-Conscious National Bond Fund	(213,148)	—	525	1,347,182	(196)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes attributable to wash sales.
As of September 30, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$477,836,578	$12,501,509	$(552,330)	$11,949,179
Ambrus Tax-Conscious California Bond Fund	433,867,325	3,444,347	(3,828,789)	(384,442)
Ambrus Tax-Conscious National Bond Fund	402,717,850	3,834,238	(2,487,056)	1,347,182
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2025, the Funds had no post October loss deferrals or late year ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2025, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Ambrus Core Bond Fund	$126,000	$85,355
Ambrus Tax-Conscious California Bond Fund	165,847	666,122
Ambrus Tax-Conscious National Bond Fund	213,148	—
For the year ended September 30, 2025, the following Funds utilized capital losses as follows:

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
September 30, 2025
Capital Losses Utilized
Ambrus Core Bond Fund	$521,330
Ambrus Tax-Conscious National Bond Fund	275,405
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

AMBRUS FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Ambrus Funds and Board of Trustees of FundVantage Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund, and Ambrus Tax-Conscious National Bond Fund (the “Funds”), each a series of FundVantage Trust, as of September 30, 2025, the related statements of operations and changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years or periods ended September 30, 2024, and prior, were audited by other auditors whose report dated November 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

AMBRUS FUNDS
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended September 30, 2025, the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund paid $20,050,788, $3,278,585 and $3,551,989 of ordinary income dividends and $0, $10,020,044 and $9,469,797 of tax-exempt income, respectively to its shareholders.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations received for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund is 95.64%, 21.40% and 23.08%, respectively.
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund designate 0.75%, 5.38% and 6.27%, respectively, of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of ordinary income dividends qualifying for the corporate dividends received deduction for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund are 0.75%, 5.38% and 6.27%, respectively.
A total of 29.05%, 25.41% and 10.37% of the dividends distributed during the fiscal year for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively, was derived from interest on U.S. government securities, which is generally exempt from state income tax.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2025.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

AMBRUS FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Whittier Advisors, LLC
At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Whittier Advisors, LLC (“Whittier” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Ambrus Tax-Conscious National Bond Fund (“National Bond Fund”), Ambrus Tax-Conscious California Bond Fund (“California Bond Fund”) and Ambrus Core Bond Fund (“Core Bond Fund,” and together with the National Bond Fund and California Bond Fund, the “Ambrus Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Whittier in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Whittier 15(c) Response”) regarding (i) the services performed or to be performed by Whittier for the Ambrus Funds, (ii) the composition and qualifications of Whittier’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Ambrus Funds, (iv) investment performance, (v) the financial condition of Whittier, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Ambrus Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Whittier’s ability to service the Ambrus Funds, and (x) compliance with the Ambrus Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Whittier 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Ambrus Fund compared against its Refinitiv Category and its benchmark; compliance with the Ambrus Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Whittier’s adherence to pricing procedures as the Ambrus Funds’ Valuation Designee appointed by the Board.
The Board considered additional information provided by representatives from Whittier invited to participate in the Meeting regarding Whittier’s history, performance, investment strategy, and compliance program. Representatives of Whittier responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Ambrus Funds and Whittier, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

AMBRUS FUNDS
Other Information (Continued)
(Unaudited)
Based on the Whittier 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Whittier are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Ambrus Funds are likely to benefit from the provision of those services, (iv) Whittier has sufficient personnel, with the appropriate skills and experience, to serve the Ambrus Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Ambrus Funds is likely to continue under the Agreement.
The Trustees considered the investment performance for the Ambrus Funds (as applicable) and Whittier. The Trustees reviewed historical performance charts which showed the performance of the Ambrus Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, two-years and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.
Ambrus Tax-Conscious National Bond Fund. The Trustees noted that the National Bond Fund’s Institutional Class shares outperformed the Bloomberg Municipal Inter-Short (1-10 Year) Index for the one-year and two-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the National Bond Fund’s Institutional Class shares outperformed the Refinitiv General & Insured Municipal Debt Funds Median for the year-to-date, one-year and two-year periods ended March 31, 2025, and underperformed for the since inception period ended March 31, 2025.
Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the California Bond Fund’s Institutional Class shares outperformed the Bloomberg California Municipal Inter-Short (1-10 Year) Index for the one-year and two-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the California Bond Fund’s Institutional Class shares outperformed the Refinitiv California Municipal Debt Funds Median for the year-to-date, one-year and two-year periods ended March 31, 2025, and underperformed for the since inception period ended March 31, 2025.
Ambrus Core Bond Fund. The Trustees noted that the Core Bond Fund’s Institutional Class shares outperformed the Bloomberg Intermediate U.S. Government/Credit Bond Index for the two-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date and one-year periods ended March 31, 2025. They further noted that the Core Bond Fund’s Institutional Class shares outperformed the Refinitiv Core Bond Funds Median for the one-year, two-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.
The Trustees concluded that the performance of each of the Ambrus Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Whittier had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Ambrus Funds and any other ancillary benefit resulting from Whittier’s relationship with the Ambrus Funds. The Trustees also reviewed information regarding the fees Whittier charges to certain other clients and evaluated explanations provided by Whittier as to differences in fees charged to the Ambrus Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Ambrus Funds versus those funds in the Ambrus Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Whittier are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Ambrus Funds as measured by the information provided by Whittier. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Ambrus Funds:
Ambrus Tax-Conscious National Bond Fund.The Trustees noted that the contractual advisory fee and net total expense ratio for the National Bond Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the California Bond Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

AMBRUS FUNDS
Other Information (Concluded)
(Unaudited)
Ambrus Core Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Core Bond Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.
The Trustees considered the costs of the services provided by Whittier, the compensation and benefits received by Whittier in providing services to the Ambrus Funds, and the profitability and certain additional information related to the financial condition of Whittier. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Whittier.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Ambrus Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Ambrus Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Ambrus Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Whittier has contractually agreed to waive fees and/or reimburse certain expenses of the Ambrus Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

AMBRUS FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Funds and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Funds and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-2101.

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0925

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Whittier Advisors, LLC (“Whittier” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Ambrus Tax-Conscious National Bond Fund (“National Bond Fund”), Ambrus Tax-Conscious California Bond Fund (“California Bond Fund”) and Ambrus Core Bond Fund (“Core Bond Fund,” and together with the National Bond Fund and California Bond Fund, the “Ambrus Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Whittier in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Whittier 15(c) Response”) regarding (i) the services performed or to be performed by Whittier for the Ambrus Funds, (ii) the composition and qualifications of Whittier’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Ambrus Funds, (iv) investment performance, (v) the financial condition of Whittier, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Ambrus Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Whittier’s ability to service the Ambrus Funds, and (x) compliance with the Ambrus Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Whittier 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Ambrus Fund compared against its Refinitiv Category and its benchmark; compliance with the Ambrus Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and Whittier’s adherence to pricing procedures as the Ambrus Funds’ Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Whittier invited to participate in the Meeting regarding Whittier’s history, performance, investment strategy, and compliance program. Representatives of Whittier responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Ambrus Funds and Whittier, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Whittier 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Whittier are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Ambrus Funds are likely to benefit from the provision of those services, (iv) Whittier has sufficient personnel, with the appropriate skills and experience, to serve the Ambrus Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Ambrus Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Ambrus Funds (as applicable) and Whittier. The Trustees reviewed historical performance charts which showed the performance of the Ambrus Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, two-years and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Ambrus Tax-Conscious National Bond Fund. The Trustees noted that the National Bond Fund’s Institutional Class shares outperformed the Bloomberg Municipal Inter-Short (1-10 Year) Index for the one-year and two-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the National Bond Fund’s Institutional Class shares outperformed the Refinitiv General & Insured Municipal Debt Funds Median for the year-to-date, one-year and two-year periods ended March 31, 2025, and underperformed for the since inception period ended March 31, 2025.

Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the California Bond Fund’s Institutional Class shares outperformed the Bloomberg California Municipal Inter-Short (1-10 Year) Index for the one-year and two-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the California Bond Fund’s Institutional Class shares outperformed the Refinitiv California Municipal Debt Funds Median for the year-to-date, one-year and two-year periods ended March 31, 2025, and underperformed for the since inception period ended March 31, 2025.

Ambrus Core Bond Fund. The Trustees noted that the Core Bond Fund’s Institutional Class shares outperformed the Bloomberg Intermediate U.S. Government/Credit Bond Index for the two-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date and one-year periods ended March 31, 2025. They further noted that the Core Bond Fund’s Institutional Class shares outperformed the Refinitiv Core Bond Funds Median for the one-year, two-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.

The Trustees concluded that the performance of each of the Ambrus Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Whittier had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Ambrus Funds and any other ancillary benefit resulting from Whittier’s relationship with the Ambrus Funds. The Trustees also reviewed information regarding the fees Whittier charges to certain other clients and evaluated explanations provided by Whittier as to differences in fees charged to the Ambrus Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Ambrus Funds versus those funds in the Ambrus Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Whittier are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Ambrus Funds as measured by the information provided by Whittier. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Ambrus Funds:

Ambrus Tax-Conscious National Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the National Bond Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Ambrus Tax-Conscious California Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the California Bond Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Ambrus Core Bond Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Core Bond Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

The Trustees considered the costs of the services provided by Whittier, the compensation and benefits received by Whittier in providing services to the Ambrus Funds, and the profitability and certain additional information related to the financial condition of Whittier. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Whittier.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Ambrus Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Ambrus Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Ambrus Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Whittier has contractually agreed to waive fees and/or reimburse certain expenses of the Ambrus Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the

Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	December 5, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 5, 2025

* Print the name and title of each signing officer under his or her signature.